Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	₩ 754,992	₩ 664,726
Ustream Inc. [member]
Disclosure of detailed information about financial instruments [Line Items]
Proceeds from the disposal of Subsidiary	59,660	₩ 49,721
Money Market Wrap and Money Market Trust [member] | Ustream Inc. [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	₩ 870,453